Significant Accounting Policies	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

The significant accounting policies of the Company are consistent with those of our audited financial statements on Form 10-K for the year ended August 31, 2024.

Basis of Consolidation

These unaudited interim consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries; Lexaria CanPharm ULC, Lexaria CanPharm Holding Corp., PoViva Corp., Lexaria Hemp Corp., Kelowna Management Services Corp., Lexaria Nutraceutical Corp., Lexaria (AU) Pty Ltd., and Lexaria Pharmaceutical Corp., and our 83.333% owned subsidiary Lexaria Nicotine LLC with the remaining 16.667% owned by Altria Ventures Inc., an indirect wholly owned subsidiary of Altria Group, Inc. All significant intercompany balances and transactions have been eliminated upon consolidation.

Basis of Presentation

The Company’s unaudited interim consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with United States generally accepted accounting principles (US GAAP) have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Interim results are not necessarily indicative of results for a full year or for any subsequent period.

These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated annual financial statements and notes thereto included in our annual report filed on Form 10-K for the year ended August 31, 2024.

Cash and Cash Equivalents

Cash and cash equivalents include cash-on-hand and demand deposits with financial institutions and other short-term investments with maturities of less than three months when acquired and readily convertible to known cash amounts. The Company had no cash equivalents as of May 31, 2025, or August 31, 2024.

Marketable Securities

The Company’s marketable securities consist of investments in common stock. Investments in equity securities are reported at fair value with changes in unrecognized gains or losses included in other income (loss) on the Consolidated Statements of Operations and Comprehensive Loss.

Leases

The Company accounts for its leases under ASC 842, Leases (“ASC 842”). Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the consolidated balance sheet as both a right-of-use asset and lease liability.

We determined the initial classification and measurement of our right-of-use assets and lease liabilities at the lease commencement date and thereafter if modified. The lease term includes any renewal options and termination options that we are reasonably certain to exercise. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, we use our incremental borrowing rate. The incremental borrowing rate is determined by using the rate of interest that we would pay to borrow on a collateralized basis an amount equal to the lease payments for a similar term and in a similar economic environment.

Operating lease expenses are recognized on a straight-line basis, unless the right-of-use asset has been impaired, over the reasonably certain lease term based on the total lease payments. They are included in operating expenses in the Consolidated Statements of Operations and Comprehensive Loss.

For operating leases that reflect impairment, we will recognize the amortization of the right-of-use asset on a straight-line basis over the remaining lease term with rent expense still included in operating expenses in the consolidated statements of operations. For all leases, rent payments that are based on a fixed index or rate at the lease commencement date are included in the measurement of lease assets and lease liabilities at the lease commencement date.

We have elected the practical expedient to not separate lease and non-lease components. Our non-lease components are primarily related to property taxes and maintenance, which vary based on future outcomes, and thus differences to original estimates are recognized in rent expense when incurred.

Intellectual property

Capitalized intellectual property costs include those incurred with respect to both pending and granted patents filed in the United States. When patent applications are filed, the directly related capitalized costs are amortized on a straight-line basis over an estimated economic life of 20 years.

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment and depreciated using the straight-line method over the useful lives of the various asset classes. Laboratory and computer equipment and office furniture are depreciated over 3-10 years. Leasehold improvements are amortized over the term of the related leases, or the economic life of the improvements, whichever is shorter.

Impairment of long-lived assets

Long-lived assets, including equipment and intangible assets, namely the Company’s patents, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to the profit or loss. Intangible assets with indefinite lives are tested for impairment annually and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

Revenue recognition

The Company recognizes revenue in accordance with ASC 606’s core principle by applying the following five steps:

1.	Identify contracts with customers
2.	Identify the performance obligations in the contracts
3.	Determine the contract price
4.	Allocate the contract price
5.	Recognize revenue when/as performance obligations are satisfied

Licensing revenue from intellectual property

Our revenues from licenses that grant exclusive rights to use our intellectual property, which we consider functional IP, are recognized at a point in time following the transfer and use of our patented infusion technology DehydraTECH. Our licensees are also required to pay quarterly fixed non-refundable minimum performance fees which are recognized as revenue over the period to which they apply.

Usage fees from intellectual property

The Company may also earn sales-based or usage-based royalties from its licensing contracts. The Company recognizes usage fees in the period when our licensees recognize sales of end-products that incorporate our licensed technology. No sales-based usage fees were recognized for the nine months ended May 31, 2025 and May 31, 2024.

Third Party Contracted Manufacturing

The Company recognizes revenue with respect to contract manufacturing arrangements when the related performance obligations have been satisfied (i.e., when it has completed the related manufacturing work) and in accordance with the five steps described in ASC 606.

Contract Research and Development

The Company recognizes revenue from contract research and development arrangements when the related performance obligations have been satisfied and in accordance with the five steps described in ASC 606. The related performance obligation typically entails preparation of customer-specific formulations (i.e., DehydraTECH paired with the customer’s active ingredient) that the customer then uses in comparison testing relative to its existing product(s). Revenue is recognized upon shipment of the formulation to the customer.

Cost of sales

Cost of sales includes all expenditures incurred in bringing the goods to the point of sale. This includes third-party manufacturing and handling costs, direct costs of raw material, inbound freight charges, warehousing costs, and applicable overhead expenses.

Research and development

Research and development costs are expensed as incurred. These expenditures are comprised of both in-house research programs and through third-party contracts including consultants, academic and non-profit institutions, contract manufacturing, and other expenses.

Intellectual property expenses

Non-capitalizable costs associated with intellectual property-related matters are expensed as incurred and included in general and administrative expenses within the Consolidated Statements of Operations and Comprehensive Loss.

Stock-based compensation

The Company accounts for its stock-based compensation awards whereby all stock-based grants are recognized as expenses in the Consolidated Statements of Operations and Comprehensive Loss based on the fair value at grant date subject to vesting dates and amortized over the related vesting period. The grant date fair value of each option award is estimated using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected term of the option, risk-free interest rates and expected dividend yields of the common stock.

Foreign currency translation

The Company’s reporting currency is the U.S. dollar. The Company has foreign operations whose functional currency is the local currency. Assets and liabilities are translated into U.S. dollars, the reporting currency, at the exchange rate on the balance sheet date. Revenues and expenses are translated into U.S. dollars at the average rates of exchange prevailing during the reporting period. Foreign currency translation adjustments resulting from this process are reported as an element of other comprehensive income (loss) on the Consolidated Statements of Operations and Comprehensive Loss. Transactions executed in different currencies are translated at spot rates and resulting foreign exchange transaction gains and losses are charged to income.

Loss per share

The calculation of loss per share uses the weighted average number of shares outstanding during the year. Diluted net income per share includes the effect, if any, from the potential exercise or conversion of securities, such as restricted stock, stock options, and warrants, which would result in the issuance of incremental shares of common stock. Diluted loss per share is equivalent to basic loss per share if the potential exercise of the equity-based financial instruments is anti-dilutive.

Income taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse. A valuation allowance is established to reduce deferred tax assets to an amount whose realization is more likely than not.

Fair value measurements

When measuring fair value, the Company seeks to maximize the use of observable inputs and minimize the use of unobservable inputs. This establishes a fair value hierarchy based on the level of independent objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs are prioritized into three levels used to measure fair value:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities;

•	Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

•

Level 3 - Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The Company’s financial instruments consist primarily of cash, marketable securities, accounts receivable and payable as well as accrued liabilities. The carrying amounts of instruments approximate their fair values due to their short maturities or quoted market prices.

The Company’s headquarters are located in Canada and it also has operations in Australia, which results in exposure to market risks from fluctuations in foreign currency rates. The foreign currency exchange risk is the financial risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk as the impact of USD/CAD and USD/AUD exchange rate changes is not expected to be material.

The following table provides a summary of financial instruments that are measured at fair value on a recurring basis as of May 31, 2025.

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total
Marketable Securities	$33,540	$33,540	$-	$-	$33,540

The following table provides a summary of financial instruments that are measured at fair value on a recurring basis as of August 31, 2024.

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total
Marketable Securities	$55,807	$55,807	$-	$-	$55,807

Credit risk and customer concentration

The Company places its cash with a high credit quality financial institution. Periodically, the Company may carry cash balances at such financial institution in excess of the federally insured limit of $250,000. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institution, that the credit risk with regard to these deposits is not significant.

In the nine months ended May 31, 2025, two customers accounted for 100% of consolidated revenues. In the nine months ended May 31, 2024, two customers accounted for 98% of consolidated revenues.

As of May 31, 2025, the Company had $184,129 in sales tax receivable, as compared to $70,477 as of August 31, 2024.  The Company considers its credit risk to be low for such receivables.

Commitments and contingencies

The Company’s policy is to record accruals for any such loss contingencies when it is probable that a liability has been incurred, and the amount of loss can be reasonably estimated. In the event that estimates or assumptions prove to differ from actual results, adjustments are made in subsequent periods to reflect more current information. The Company, from time to time, may be subject to legal claims and proceedings related to matters arising in the ordinary course of business. Management has no knowledge of any such claim against the Company with, at minimum, a reasonable possibility that a material loss may be incurred.

2. Significant Accounting Policies

Basis of presentation and consolidation

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States (“US GAAP”) and pursuant to the rules and regulations of the SEC. All amounts, unless otherwise stated, are in U.S. dollars.

These consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries: Lexaria Pharmaceutical Corp., Lexaria Hemp Corp., Lexaria CanPharm ULC, Lexaria Nutraceutical Corp., Poviva Corp., Lexaria CanPharm Holding Corp., Lexaria (AU) Pty Ltd and Kelowna Management Services Corp. The Company owns 83.3% of Lexaria Nicotine LLC and the remaining 16.7% is owned by Altria Ventures Inc. (an indirect wholly owned subsidiary of Altria Group, Inc.). All significant intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents include cash-on-hand and demand deposits with financial institutions and other short-term investments with maturities of less than three months when acquired and readily convertible to known cash amounts. The Company had no cash equivalents as of August 31, 2024 or August 31, 2023.

Marketable Securities

The Company’s marketable securities consist of investments in common stock. Investments in equity securities are reported at fair value with changes in unrecognized gains or losses included in other income (loss) on the Consolidated Statements of Operations and Comprehensive Loss.

Leases

The Company accounts for its leases under ASC 842, Leases (“ASC 842”). Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the consolidated balance sheet as both a right of use asset and lease liability.

We determined the initial classification and measurement of our right-of-use assets and lease liabilities at the lease commencement date and thereafter if modified. The lease term includes any renewal options and termination options that we are reasonably certain to exercise. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, we use our incremental borrowing rate. The incremental borrowing rate is determined by using the rate of interest that we would pay to borrow on a collateralized basis, an amount equal to the lease payments for a similar term and in a similar economic environment.

Operating lease expenses are recognized on a straight-line basis, unless the right-of-use asset has been impaired, over the reasonably certain lease term based on the total lease payments. They are included in operating expenses in the Consolidated Statements of Operations and Comprehensive Loss.

For operating leases that reflect impairment, we will recognize the amortization of the right-of-use asset on a straight-line basis over the remaining lease term with rent expense still included in operating expenses in the Consolidated Statements of Operations and Comprehensive Loss. For all leases, rent payments that are based on a fixed index or rate at the lease commencement date are included in the measurement of lease assets and lease liabilities at the lease commencement date.

We have elected the practical expedient to not separate lease and non-lease components. Our non-lease components are primarily related to property taxes and maintenance, which vary based on future outcomes, and thus differences to original estimates are recognized in rent expense when incurred.

Intellectual property

Capitalized intellectual property costs include those incurred with respect to both pending and granted patents filed in the United States. When patent applications are filed, the directly related capitalized costs are amortized on a straight-line basis over an estimated economic life of 20 years.

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment and depreciated using the straight-line method over the useful lives of the various asset classes. Laboratory and computer equipment and office furniture are depreciated over periods ranging from 3 to 10 years. Certain production equipment is depreciated by units of production method. Leasehold improvements are amortized over the term of the related leases, or the economic life of the improvements, whichever is shorter.

Impairment of long-lived assets

Long-lived assets, including equipment and intangible assets, namely the Company’s patents, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to profit or loss. Intangible assets with indefinite lives are tested for impairment annually and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

Revenue recognition

The Company recognizes revenue in accordance with ASC 606’s core principle by applying the following five steps:

1.	Identify contracts with customers
2.	Identify the performance obligations in the contracts
3.	Determine the contract price
4.	Allocate the contract price
5.	Recognize revenue when/as performance obligations are satisfied

Licensing revenue from intellectual property

Our revenues from licenses that grant exclusive rights to use our intellectual property, which we consider functional IP, are recognized at a point in time following the transfer and use of our patented infusion technology DehydraTECH. Our licensees are also required to pay quarterly fixed non-refundable minimum performance fees which are recognized as revenue over the period to which they apply.

Usage fees from intellectual property

The Company may also earn sales-based or usage-based royalties from its licensing contracts. The Company recognizes usage fees in the period when our licensees recognize sales of end-products that incorporate our licensed technology. No sales-based usage fees were recognized for the years ended August 31, 2024 and 2023.

Third Party Contracted Manufacturing

The Company recognizes revenue with respect to contract manufacturing arrangements when the related performance obligations have been satisfied (i.e., when it has completed the related manufacturing work) and in accordance with the five steps described in the ASC 606.

Contract Research and Development

The Company recognizes revenue from contract research and development arrangements when the related performance obligations have been satisfied and in accordance with the five steps described in ASC 606. The related performance obligation typically entails preparation of customer-specific formulations (i.e., DehydraTECH paired with the customer’s active ingredient) that the customer then uses in comparison testing relative to its existing product(s). Revenue is recognized upon shipment of the formulation to the customer.

Cost of sales

Cost of sales includes all expenditures incurred in bringing the goods to the point of sale. This includes third-party manufacturing and handling costs, direct costs of the raw material, inbound freight charges, warehousing costs, and applicable overhead expenses.

Research and development

Research and development costs are expensed as incurred. These expenditures are comprised of both in-house research programs and through third-party contracts including consultants, academic and non-profit institutions, contract manufacturing, and other expenses.

Intellectual property expenses

Non-capitalizable costs associated with intellectual property-related matters are expensed as incurred and included in general and administrative expenses within the Consolidated Statements of Operations and Comprehensive Loss.

Stock-based compensation

The Company accounts for its stock-based compensation awards whereby all stock-based grants are recognized as expenses in the Consolidated Statements of Operations and Comprehensive Loss based on the fair value at grant date subject to vesting dates and amortized over the related vesting period. The grant date fair value of each option award is estimated using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected term of the option, risk-free interest rates and expected dividend yields of the common stock.

Foreign currency translation

The Company’s reporting currency is the U.S. dollar. The Company has foreign operations whose functional currency is the local currency. Assets and liabilities are translated into U.S. dollars, the reporting currency, at the exchange rate on the balance sheet date. Revenues and expenses are translated into U.S. dollars at the average rates of exchange prevailing during the reporting period. Foreign currency translation adjustments resulting from this process are reported as an element of other comprehensive income (loss) on the consolidated statements of operations and comprehensive loss. Transactions executed in different currencies are translated at spot rates and resulting foreign exchange transaction gains and losses are charged to income.

Loss per share

The calculation of loss per share uses the weighted average number of shares outstanding during the year. Diluted net income per share includes the effect, if any, from the potential exercise or conversion of securities, such as restricted stock, stock options, and warrants, which would result in the issuance of incremental shares of common stock. Diluted loss per share is equivalent to basic loss per share if the potential exercise of the equity-based financial instruments is anti-dilutive.

Income taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse. A valuation allowance is established to reduce deferred tax assets to an amount whose realization is more likely than not.

Fair Value Measurements

When measuring fair value, the Company seeks to maximize the use of observable inputs and minimize the use of unobservable inputs. This establishes a fair value hierarchy based on the level of independent objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs are prioritized into three levels used to measure fair value:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities;

•	Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

•

Level 3 - Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The Company’s financial instruments consist primarily of cash, marketable securities, accounts receivable and payable, and accrued liabilities. The carrying amounts of instruments approximate their fair values due to their short maturities or quoted market prices.

The Company’s headquarters and operations are located in Canada which results in exposure to market risks from fluctuations in foreign currency rates. The foreign currency exchange risk is the financial risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk as the impact of rate changes for USD/CAD dollars is not expected to be material.

The following table provides a summary of financial instruments that are measured at fair value on a recurring basis as of August 31, 2024.

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total
Marketable Securities	$55,807	$55,807	$-	$-	$55,807

The following table provides a summary of financial instruments that are measured at fair value on a recurring basis as of August 31, 2023.

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total
Marketable Securities	$125,642	$125,642	$-	$-	$125,642

Credit risk and customer concentration

The Company places its cash with a high credit quality financial institution. Periodically, the Company may carry cash balances at such financial institution in excess of the federally insured limit of $250,000. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institution, that the credit risk with regard to these deposits is not significant.

In the year ended August 31, 2024, two customers accounted for 99% of consolidated revenues, whereas for the year ended August 31,2023, four customers accounted for 95% of consolidated revenue. At fiscal year-end 2024, we had $84,000 in license fees receivable, compared to $24,635 as of August 31, 2023. The Company recognized bad debt expense of $7,760 and $0 for the years ended August 31, 2024 and August 31, 2023, respectively.

As of August 31, 2024, the Company had $70,477 in sales tax receivable, compared to $102,051 as of August 31, 2023. The Company considers its credit risk to be low for such receivables.

Commitments and contingencies

The Company's policy is to record accruals for any loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In the event that estimates or assumptions prove to differ from actual results, adjustments are made in subsequent periods to reflect more current information. The Company, from time to time, may be subject to legal claims and proceedings related to matters arising in the ordinary course of business. Management has no knowledge of any such claim against the Company with, at minimum, a reasonable possibility that a material loss may be incurred.

Reclassifications

Certain amounts in the prior period have been reclassified to conform with current period presentation.